Goodwill and Intangible Assets - Finite-lived intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 262.7
Accumulated Amortization	142.5
Finite-Lived Intangible Assets, Net	120.2
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Amortization of Intangible Assets	17.9
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	15.8
Future Amortization Expense, Year Two	15.8
Future Amortization Expense, Year Three	15.4
Future Amortization Expense, Year Four	7.9
Future Amortization Expense, Year Five	6.6
Future Amortization Expense, after Year Six	58.7
Minimum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Asset, Useful Life	20 years
Tradenames / Brands [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	18.6
Accumulated Amortization	13.0
Finite-Lived Intangible Assets, Net	5.6
Technology and Patents [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	78.0
Accumulated Amortization	62.4
Finite-Lived Intangible Assets, Net	15.6
Customer Related and Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	166.1
Accumulated Amortization	67.1
Finite-Lived Intangible Assets, Net	$ 99.0